OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

14.   OTHER NON-CURRENT LIABILITIES

	Note	December 31, 2025 $	December 31, 2024 $
Restricted share units	16(b)	8,283	3,944
Other		–	146
Total other non-current liabilities		8,283	4,090